Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
First Trust Equity Market Neutral ETF | First Trust Equity Market Neutral ETF
Prospectus [Line Items]
Annual Return [Percent]	6.91%	0.42%	2.56%	3.46%	0.56%